UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
Independent Franchise Partners
US Equity Fund
Ticker | IFPUX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Independent Franchise Partners US Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at franchisepartners.com/funds/us-mutual-fund-documents. You can also request this information by contacting us at 855-233-0437 (toll free).
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Independent Franchise Partners US Equity Fund	$35	0.67%
KEY FUND STATISTICS
Fund net assets	$1,425,492,701
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	32.89%
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Communication Services	31.2%
Consumer Staples	19.7%
Health Care	16.5%
Financials	8.8%
Consumer Discretionary	5.5%
Real Estate	5.1%
Materials	4.9%
Industrials	3.6%
Information Technology	2.6%
Where can I find more information?
At franchisepartners.com/funds/us-mutual-fund-documents, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 855-233-0437 (toll free).
Independent Franchise Partners US Equity Fund

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

INDEPENDENT FRANCHISE PARTNERS
US EQUITY FUND
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
March 31, 2025

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
TABLE OF CONTENTS
March 31, 2025

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.9%
Biotechnology	4.9%
Corteva Inc.		1,119,131	$70,426,914
Commercial Services	3.6%
RB Global Inc.		394,740	39,592,422
TransUnion		137,105	11,378,344
			50,970,766
Cosmetics/Personal Care	9.4%
Estée Lauder Cos. Inc. - Class A		543,008	35,838,528
Kenvue Inc.		3,083,169	73,934,393
Unilever PLC		406,832	24,212,506
			133,985,427
Diversified Financials	5.1%
Intercontinental Exchange Inc.		420,782	72,584,895
Entertainment	14.1%
Live Nation Entertainment Inc.(a)		379,609	49,569,343
TKO Group Holdings Inc.		251,863	38,487,185
Warner Bros Discovery, Inc.(a)		4,295,964	46,095,694
Warner Music Group Corp. - Class A		2,145,654	67,266,253
			201,418,475
Healthcare Products	3.5%
Solventum Corp.(a)		654,319	49,754,417
Household Products/Wares	3.5%
Reckitt Benckiser Group PLC		741,938	50,124,237
Insurance	3.8%
Aon PLC - Class A		134,120	53,525,951
Internet Software & Services	8.7%
eBay Inc.		775,467	52,522,380
Zillow Group Inc. - Class A(a)		139,555	9,330,647
Zillow Group Inc. - Class C(a)		903,298	61,930,111
			123,783,138
Media	10.7%
Fox Corp. - Class A		1,131,624	64,049,919
Fox Corp. - Class B		332,266	17,513,741
News Corp. - Class A		1,799,420	48,980,212
News Corp. - Class B		719,387	21,847,783
			152,391,655
Pharmaceuticals	12.9%
Bristol Myers Squibb Co.		1,155,332	70,463,699
Johnson & Johnson		395,005	65,507,629
Novartis AG - REG		432,819	47,865,955
			183,837,283
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Software	5.5%
Electronic Arts Inc.		285,604	$41,275,490
Oracle Corp.		262,465	36,695,232
			77,970,722
Textiles, Apparel & Luxury Goods	1.8%
Cie Financiere Richemont S.A. - Class A - REG		151,137	26,129,088
Tobacco	6.8%
British American Tobacco PLC		938,908	38,592,391
Philip Morris International Inc.		370,332	58,782,798
			97,375,189
Toys/Games/Hobbies	3.6%
Nintendo Co. Ltd.		760,770	51,279,317
TOTAL COMMON STOCKS (Cost $986,899,091)			1,395,557,474
TOTAL INVESTMENTS (Cost $986,899,091)	97.9%		1,395,557,474
NET OTHER ASSETS (LIABILITIES)	2.1%		29,935,227
NET ASSETS	100.0%		$1,425,492,701

(a)Non-income producing security.

Abbreviations:
REG – Registered
At March 31, 2025, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	74.7%
United Kingdom	7.9
Switzerland	5.2
Ireland(b)	3.7
Japan	3.6
Canada(b)	2.8
Total	97.9%

(b)RB Global Inc. is incorporated in Canada and Aon PLC is incorporated in Ireland; however, their primary listings are on the New York Stock Exchange (NYSE) in the United States. Independent Franchise Partners, LLC therefore defines both as United States equities, consistent with the terms set out in the prospectus.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF ASSETS & LIABILITIES
March 31, 2025 (Unaudited)

Independent Franchise Partners US Equity Fund
Assets:
Investments, at value (Cost: $986,899,091)	$1,395,557,474
Cash	25,559,897
Receivable for dividends	1,812,810
Reclaims receivable	3,578,681
Prepaid expenses	39,886
Total Assets	1,426,548,748
Liabilities:
Investment advisory fees payable	702,386
Accounting and Administration fees payable	302,577
Audit fees payable	16,528
Regulatory and Compliance fees payable	25,664
Other accrued expenses and payables	8,892
Total Liabilities	1,056,047
Net Assets	$1,425,492,701
Net assets	$1,425,492,701
Shares of common stock outstanding	70,394,478
Net asset value per share	$20.25
Net Assets:
Paid in capital	$783,532,799
Distributable earnings (loss)	641,959,902
Net Assets	$1,425,492,701
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the six months ended March 31, 2025 (Unaudited)

Independent Franchise Partners US Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $445,694)	$11,370,417
Interest income	568,870
Total investment income	11,939,287
Operating expenses:
Investment advisory	4,067,543
Accounting and Administration	394,294
Regulatory and Compliance	79,862
Trustees	40,293
Legal	28,554
Risk Officer	14,959
Other	63,029
Total expenses	4,688,534
Net investment income	7,250,753
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	270,336,399
Net realized losses from foreign currency transactions	(21,546)
Change in unrealized appreciation (depreciation) on investments	(165,221,244)
Change in unrealized appreciation (depreciation) on foreign currency	(131,238)
Net realized and unrealized gains from investment activities	104,962,371
Change in Net Assets Resulting from Operations	$112,213,124
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2025 (Unaudited) and the year ended September 30, 2024

	Independent Franchise Partners US Equity Fund
	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income	$7,250,753	$26,196,326
Net realized gains (losses) from investment and foreign currency transactions	270,314,853	176,560,323
Change in unrealized appreciation (depreciation) on investments and foreign currency	(165,352,482)	274,877,673
Change in net assets resulting from operations	112,213,124	477,634,322
Dividends paid to shareholders:
From distributable earnings	(222,222,129)	(145,543,249)
Total dividends paid to shareholders	(222,222,129)	(145,543,249)
Capital Transactions:
Proceeds from sale of shares	237,899,104	14,692,857
Value of shares issued to shareholders in reinvestment of dividends	215,260,909	140,586,322
Value of shares redeemed	(913,500,447)	(313,914,226)
Change in net assets from capital transactions	(460,340,434)	(158,635,047)
Change in net assets	(570,349,439)	173,456,026
Net assets:
Beginning of period	1,995,842,140	1,822,386,114
End of period	$1,425,492,701	$1,995,842,140
Share Transactions:
Sold	11,676,502	774,515
Reinvested	11,136,105	7,853,985
Redeemed	(42,726,005)	(16,108,826)
Change	(19,913,398)	(7,480,326)
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Independent Franchise Partners US Equity Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period	$22.10	$18.64	$17.47	$22.26	$19.72	$18.67
Income (loss) from operations:
Net investment income	0.09	0.27	0.25	0.23	0.31	0.37
Net realized and unrealized gains (losses) from investments	1.97	4.70	3.69	(3.52)	4.70	2.72
Total from investment operations	2.06	4.97	3.94	(3.29)	5.01	3.09
Less distributions paid:
From net investment income	(0.43)	(0.27)	(0.20)	(0.26)	(0.30)	(0.37)
From net realized gains on investments	(3.48)	(1.24)	(2.57)	(1.24)	(2.17)	(1.68)
Total distributions paid	(3.91)	(1.51)	(2.77)	(1.50)	(2.47)	(2.05)
Increase from redemption fees	— (a)	— (a)	— (a)	— (a)	— (a)	0.01
Change in net asset value	(1.85)	3.46	1.17	(4.79)	2.54	1.05
Net asset value, end of period	$20.25	$22.10	$18.64	$17.47	$22.26	$19.72
Total return(b), (c)	10.16%	28.62%	23.97%	(15.93%)	27.34%	17.50%(d)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,425,493	$1,995,842	$1,822,386	$1,490,219	$2,027,325	$1,677,925
Ratio of expenses to average net assets	0.67%(e)	0.67%	0.67%	0.68%	0.72%	0.76%
Ratio of net investment income to average net assets	1.03%(e)	1.39%	1.34%	1.06%	1.42%	1.49%
Portfolio turnover rate(b), (f)	32.89%	28.77%	21.75%	25.80%	23.67%	43.46%

(a)	Redemption fees were less than $0.005 per share.
(b)	Not annualized for periods less than one year.
(c)	Total return excludes redemption fees.
(d)	During the period, the Adviser reimbursed the Fund for a loss realized in connection with a trade error. Such payment represented 0.02% to the Fund's total return.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate includes applicable corporate action activity and securities trading as a result of investor subscription and redemption activity.
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the "IFP US Equity Fund" or the "Fund") is a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements and notes only relate to the Fund.
The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.
Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
A. Significant accounting policies are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
Level 1 —quoted prices in active markets for identical assets
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange.  If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

The Trustees have designated Independent Franchise Partners, LLP, as investment adviser to the Fund, as the Fund's Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an approved independent third party pricing service to fair value its international equity securities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund's net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).  The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of March 31, 2025 in valuing the Fund's investments based upon the three fair value levels defined above:
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Independent Franchise Partners US Equity Fund
Common Stocks(1)	$1,395,557,474	$—	$—	$1,395,557,474
Total Investments	$1,395,557,474	$ —	$ —	$1,395,557,474

(1)	See investment industries in the Schedule of Investments.
As of March 31, 2025, there were no  Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended March 31, 2025.
CURRENCY TRANSACTIONS
The functional and reporting currency for the Fund is the U.S. dollar. The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statement of Operations.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

EXPENSE ALLOCATIONS
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.
DIVIDENDS AND DISTRIBUTIONS
The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
REDEMPTION FEES
The Fund will charge a redemption fee of up to 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described in the prospectus. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, to facilitate portfolio management and to avoid (or compensate the Fund for the impact of) transaction and other Fund expenses incurred as a result of shareholder redemptions. Redemption fees charged for the six months ended March 31, 2025 and year ended September 30, 2024 were $310,091 and $359,247, respectively, and are reflected within the value of shares redeemed on the Statements of Changes in Net Assets.
FEDERAL INCOME TAX INFORMATION
No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
As of March 31, 2025, the Fund did not have material uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2021, 2022, 2023 and 2024 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the agreement, the Fund pays the Adviser a monthly fee based on the Fund's daily net assets at a rate of 0.58%.
Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $175,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.
Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.
Carne Global Financial Services (US) LLC (“Carne”) provides risk management and oversight services for the Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Carne, including providing the Risk Officer to the Fund to administer the Fund's risk program and oversee the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statement of Operations.
The officers of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2025, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”)  compensation for their services based on an annual retainer of $132,000 and reimbursement for certain expenses. Effective April 1, 2025, the Trust pays an annual retainer of $145,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2025, the aggregate Trustee compensation paid by the Trust was $198,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.
The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Fund's total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, fees and expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund until January 28, 2026. For the six months ended March 31, 2025, there were no expenses reduced by the Adviser. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the Adviser in subsequent fiscal years.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

C. Investment Transactions
For the six months ended March 31, 2025, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:
Fund	Cost of Purchases	Proceeds from Sales
Independent Franchise Partners US Equity Fund	$449,299,802	$1,121,569,856
D. Federal Income Tax
As of March 31, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Independent Franchise Partners US Equity Fund	$1,004,897,683	$405,440,265	$ (14,780,474)	$390,659,791

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2024 and September 30, 2023 for the Fund was as follows:
Independent Franchise Partners US Equity Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2024	$44,812,654	$100,730,595	$145,543,249	$ —	$145,543,249
2023	24,755,886	210,286,202	235,042,088	—	235,042,088
As of the latest tax year ended September 30, 2024, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
Independent Franchise Partners US Equity Fund	$45,100,657	$156,885,785	$201,986,442	$ —	$ —	$549,982,465	$751,968,907

At September 30, 2024, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.
E. In-Kind Transactions
Certain shareholders in the Fund received securities in connection with their redemption amounts in accordance with the provisions of the Fund. These shareholders received securities and cash with a total value equal to the value of the shares they redeemed at the net asset value at the redemption date.
Redemption Date	Redemption Amount	Securities at Value	Net Realized Gain
October 31, 2024	$703,496,972	$682,918,323	$140,342,514
F. Concentration of Ownership Risk
A significant portion of the Fund's shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

As of March 31, 2025, Adviser or Adviser affiliates held outstanding shares of the Fund as follows:
Fund	% Ownership
Independent Franchise Partners US Equity Fund	3.4
G. Other Risks
The Fund is subject to market risk, which is the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may be impacted by inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (e.g., COVID-19), climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. These events can have a significant impact on the Fund’s operations and performance.

ADVISERS INVESTMENT TRUST
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
March 31, 2025 (Unaudited)

Not applicable.

ADVISERS INVESTMENT TRUST
PROXY DISCLOSURES
March 31, 2025 (Unaudited)

Not applicable.

ADVISERS INVESTMENT TRUST
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
March 31, 2025 (Unaudited)

Included on page 10 in the Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2025 (Unaudited)

Not applicable.

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Investment Adviser
Independent Franchise Partners, LLP
Level 1, 10 Portman Square
London, W1H 6AZ
United Kingdom
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
Distributor
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
For Additional Information, call
855-233-0437 or 312-557-7902
IFP 03/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 3, 2025

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025